Other Operating Income - Summary of Gain Loss on Sale of Business (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of other operating income [line items]
Goodwill	₨ 116,980	$ 1,691	₨ 117,584	₨ 125,796
Intangible assets	13,762	$ 199	₨ 18,113
Hosted data center services business [member]
Disclosure of other operating income [line items]
Disposal costs	660
Goodwill	13,009
Workday business [member]
Disclosure of other operating income [line items]
Goodwill	4,893
Intangible assets	₨ 740